Annual Total Returns - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity U.S. Low Volatility Equity Fund
Bar Chart Table:
Annual Return 2020	3.83%
Annual Return 2021	17.73%
Annual Return 2022	(10.37%)
Annual Return 2023	6.38%